Reporting Entity (Details)	12 Months Ended
Dec. 31, 2017
Reporting Entity (Textual)
Description of controlling shareholder	In accordance with the notice, the Israel Securities Authority concluded that there is prima facie evidence establishing the involvement of the main suspects in the case, in offenses of (1) fraudulently receiving funds in connection with the entitlement of Bezeq's controlling shareholder to a consideration of NIS 170 as part of the transaction for Bezeq's purchase of DBS shares from Bezeq's controlling shareholder, a consideration contingent on certain targets to be met by DBS; (2) leaking the material of the independent committee of Bezeq's Board of Directors that examined examine interested party transactions (the transaction for the acquisition of DBS shares by Bezeq and the transaction between DBS and Space Communications Ltd. for the purchase of satellite segments for DBS) to Bezeq's controlling shareholder and associates ;(3) promoting v's interests in the Ministry of Communications in violation of the Penal Law and the Israel Securities Law.